Stockholders’ Equity (Details Narrative) - USD ($)	3 Months Ended		6 Months Ended
	Jun. 30, 2017	Jun. 30, 2016	Jun. 30, 2017	Mar. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Nov. 30, 2015
Common stock, shares issued						5,500,000	5,500,000
Common stock, shares outstanding						5,500,000	5,500,000
Aggregate fair value				$ 2,103,500
Compensation expense	$ 87,310	$ 2,016,190	$ 129,787
Preferred stock, par value	$ 0.001		$ 0.001		$ 0.001	$ 0.001	$ 0.001
Preferred stock, shares authorized	10,000,000		10,000,000		10,000,000	10,000,000	10,000,000
Common stock, shares authorized					100,000,000	100,000,000	100,000,000
RSU Member
Compensation expense			$ 129,787